Debt and Other Financing Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt and Other Financing Arrangements

6. Debt and Other Financing Arrangements

The Company’s debt consists of the following:

	Successor	Predecessor
(dollars in millions)	March 31, 2013	December 31, 2012
Revolving credit agreement	$—	$—
Capital lease obligations	31.0	32.2
6 3/8% Senior Notes due 2022	525.0	525.0
Other financing arrangements	62.9	60.8

Total	$618.9	$618.0

Revolving credit agreement—As of March 31, 2013 and December 31, 2012, we had no outstanding borrowings on our revolving credit agreement, leaving $225 million available for borrowings with a sublimit of $50 million for letters of credit and a $30 million sublimit for swing line loans. The revolving credit agreement has a maturity date of November 20, 2017.

Borrowings under the revolving credit agreement will be used for working capital, capital expenditures and other general corporate purposes of CyrusOne LLC, the operating subsidiary of CyrusOne LP, the borrower and the other subsidiaries of CyrusOne, including for acquisitions, dividends and other distributions permitted thereunder. Letters of credit will be used for general corporate purposes.

All obligations under the revolving credit agreement are unconditionally guaranteed by CyrusOne Inc., CyrusOne GP and each the CyrusOne LP’s existing and future domestic wholly-owned subsidiaries, subject to certain exceptions. All obligations under the revolving credit agreement, and the guarantees of those obligations, are secured by substantially all of our assets, subject to certain exceptions.

The revolving credit agreement bears interest, at our option, at a rate equal to an applicable margin over either a base rate or a LIBOR rate. The applicable margin is 2.5% for base rate loans and 3.5% for LIBOR loans. Interest with respect to base rate loans are payable quarterly in arrears on the last business day of each calendar quarter.

The revolving credit agreement, subject to certain exceptions contains customary affirmative and negative covenants, including, but not limited to, restrictions on the ability to incur additional indebtedness, create liens, make certain investments, make certain dividends and related distributions, prepay certain debt, engage in affiliate transactions, enter into, or undertake, certain liquidations, mergers, consolidations or acquisitions, amend the organizational documents and dispose of assets or subsidiaries. In addition, the revolving credit agreement requires us to maintain a certain secured net leverage ratio, ratio of earnings before interest taxes depreciation and amortization (“EBITDA”) to fixed charges and ratio of total indebtedness to gross asset value, in each case on a consolidated basis. Notwithstanding the limitations set forth above, we will be permitted, subject to the terms and conditions of the revolving credit agreement, to distribute to our shareholders cash dividends in an amount not to exceed 95% of our adjusted funds from operations (“AFFO”) for any period.

The revolving credit agreement contains customary events of default (which are in some cases subject to certain exceptions, thresholds, notice requirements and grace periods), including, but not limited to, nonpayment of principal or interest, failure to perform or observe covenants, breaches of representations and warranties, cross-defaults with certain other indebtedness, certain bankruptcy-related events or proceedings, final monetary judgments or orders, ERISA defaults, certain change of control events and loss of REIT status following a REIT election by us.

We pay commitment fees for the unused amount of borrowings on the revolving credit agreement and letter of credit fees on any outstanding letters of credit. The commitment fees are equal to 0.50% of the actual daily amount by which the aggregate revolving commitments exceed the sum of outstanding revolving loans and letter of credit obligations. Commitment fees related to the revolving credit agreement were immaterial for all periods presented.

Capital lease obligations—We use leasing as a source of financing for certain of our data center facilities and related equipment. We currently operate six data center facilities recognized as capital leases. We have options to extend the initial lease term on all these leases and options to purchase the facility for one of these leases. Interest expense on capital lease obligations was $1.5 million, $0.3 million, and $1.8 million for the periods ended March 31, 2013, January 23, 2013, and March 31, 2012, respectively.

6 3/8% Senior Notes due 2022—On November 20, 2012, CyrusOne LP and CyrusOne Finance Corp. (the “Issuers”) issued $525 million of 6 3/8% Senior Notes due 2022 (“Senior Notes”). The Senior Notes are senior unsecured obligations of the Issuers, which rank equally in right of payment with all existing and future unsecured senior debt of the Issuers. The Senior Notes are effectively subordinated to all existing and future secured indebtedness of the Issuers to the extent of the value of the assets securing such indebtedness. The Senior Notes are guaranteed on a joint and several basis by CyrusOne Inc., CyrusOne GP, and each of CyrusOne LP’s existing and future domestic wholly-owned subsidiaries, subject to certain exceptions. Each such guarantee is a senior unsecured obligation of the applicable guarantor, ranking equally with all existing and future unsecured senior debt of such guarantor and effectively subordinated to all existing and future secured indebtedness of such guarantor to the extent of the value of the assets securing that indebtedness. The Senior Notes are structurally subordinated to all liabilities (including trade payables) of each subsidiary of the Issuers that does not guarantee the Senior Notes. The Senior Notes bear interest at a rate of 6 3/8% per annum, payable semi-annually on May 15 and November 15 of each year, beginning on May 15, 2013, to persons who are registered holders of the Senior Notes on the immediately preceding May 1 and November 1, respectively. Interest expense on the Senior Notes was $6.3 million and $2.1 million for the periods ended March 31, 2013, and January 23, 2013. There was no such expense for the period ended March 31, 2012.

The indenture governing the Senior Notes limits the ability of CyrusOne LP and its restricted subsidiaries to incur indebtedness, encumber their assets, enter into sale and leaseback transactions, make restricted payments, enter into mergers, create dividend restrictions and other payment restrictions that affect CyrusOne LP’s restricted subsidiaries, permit restricted subsidiaries to guarantee certain indebtedness, enter into transactions with affiliates, sell assets and engage in certain business activities, in each case subject to certain qualifications set forth in the indenture.

The Senior Notes will mature on November 15, 2022. However, prior to November 15, 2017, the Issuers may, at their option, redeem some or all of the Senior Notes at a redemption price equal to 100% of the principal amount of the Senior Notes, together with accrued and unpaid interest, if any, plus a “make-whole” premium. On or after November 15, 2017, the Issuers may, at their option, redeem some or all of the 6 3/8% Senior Notes at any time at declining redemption prices equal to (i) 103.188% beginning on November 15, 2017, (ii) 102.125% beginning on November 15, 2018, (iii) 101.063% beginning on November 15, 2019 and (iv) 100.000% beginning on November 15, 2020 and thereafter, plus, in each case, accrued and unpaid interest, if any, to the applicable redemption date. In addition, before November 15, 2015, and subject to certain conditions, the Issuers may, at their option, redeem up to 35% of the aggregate principal amount of the Senior Notes with the net proceeds of certain equity offerings at 106.375% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of redemption; provided that (i) at least 65% of the aggregate principal amount of the Senior Notes remains outstanding and (ii) the redemption occurs within 90 days of the closing of any such equity offering.

Other financing arrangements—Other financing arrangements represents leases of real estate in which we are involved in the construction of structural improvements to develop buildings into data centers. When we bear substantially all the construction period risk, such as managing or funding construction, we are deemed to be the accounting owner of the leased property and, at the lease inception date, we are required to record at fair value the property and associated liability on our balance sheet. These transactions generally do not qualify for sale-leaseback accounting due to our continued involvement in these data center operations.

Deferred financing costs—Deferred financing costs are costs incurred in connection with obtaining long-term financing. We incurred deferred financing costs in connection with the issuance of the Senior Notes. Total deferred financing costs as of March 31, 2013 were $16.5 million. Deferred financing costs are amortized over the term of the related indebtedness. Amortization of deferred financing costs, included in interest expense in the statements of operations, totaled $0.5 million and $0.1 million for the periods ended March 31, 2013 and January 23, 2013, respectively, with no such costs incurred during the period ended March 31, 2012.

Debt covenants

The indenture governing the Senior Notes contains affirmative and negative covenants customarily found in indebtedness of this type, including a number of covenants that, among other things, restrict, subject to certain exceptions, the Company’s ability to: incur secured or unsecured indebtedness; pay dividends or distributions on its equity interests, or redeem or repurchase equity interests of the Company; make certain investments or other restricted payments; enter into transactions with affiliates; enter into agreements limiting the ability of the operating partnership’s subsidiaries to pay dividends or make certain transfers and other payments to the operating partnership or to other subsidiaries; sell assets; and merge, consolidate or transfer all or substantially all of the operating partnership’s assets. Notwithstanding the foregoing, the covenants contained in the indenture do not restrict the Company’s ability to pay dividends or distributions to stockholders to the extent (i) no default or event of default exists or is continuing under the indenture and (ii) the Company believes in good faith that we qualify as a REIT under the Internal Revenue Code and the payment of such dividend or distribution is necessary either to maintain its status as a REIT or to enable it to avoid payment of any tax that could be avoided by reason of such dividend or distribution. The Company and its subsidiaries are also required to maintain total unencumbered assets of at least 150% of their unsecured debt on a consolidated basis, provided that for the purposes of such calculation their revolving credit facility shall be treated as unsecured indebtedness.

The revolving credit agreement requires us to maintain a certain secured net leverage ratio, ratio of EBITDA to fixed charges and ratio of total indebtedness to gross asset value, in each case on a consolidated basis. Notwithstanding these limitations, we will be permitted, subject to the terms and conditions of the revolving credit agreement, to distribute to our shareholders cash dividends in an amount not to exceed 95% of our AFFO for any period. Similarly, our indenture permits dividends and distributions necessary for us to maintain our status as a real estate investment trust.

The Company’s most restrictive covenants are generally included in its revolving credit agreement. In order to continue to have access to the amounts available to it under the revolving credit agreement, the Company must remain in compliance with all covenants.

As of March 31, 2013, the Company was in compliance with all covenants.

8. Debt and Other Financing Arrangements

Debt and other financing arrangements presented in the accompanying combined financial statements consist of the following:

	As of December 31,
(dollars in millions)	2012	2011
Revolving credit agreement	$—	$—
Capital lease obligations	32.2	42.9
Related party note due on demand	—	80.2
Related party note due 2018	—	400.0
6 3/8% Senior Notes due 2022	525.0	—
Other financing arrangements	60.8	48.2

Total	$618.0	$571.3

Revolving credit agreement—On November 20, 2012, we entered into a credit agreement (the “Credit Agreement”) which provides for a $225 million senior secured revolving credit facility, with a sublimit of $50 million for letters of credit and a $30 million sublimit for swingline loans. The Credit Agreement has a maturity date of November 20, 2017. Borrowings under the Credit Agreement will be used for working capital, capital expenditures and other general corporate purposes of CyrusOne LLC, the operating subsidiary of CyrusOne LP, the borrower and the other subsidiaries of CyrusOne, including for acquisitions, dividends and other distributions permitted thereunder. Letters of credit will be used for general corporate purposes.

Borrowings under the Credit Agreement bear interest, at our election, at a rate per annum equal to LIBOR or a base rate plus an applicable margin equal to, in the case of LIBOR borrowings, 3.50% per annum and, in the case of base rate borrowings, 2.50% per annum, subject to periodic adjustment for changes in the total net leverage ratio.

Borrowings under the Credit Agreement are guaranteed by CyrusOne Inc., CyrusOne GP, CyrusOne Finance Corp., CyrusOne LLC, CyrusOne TRS Inc., and CyrusOne Foreign Holdings LLC. The obligations under the Credit Agreement are secured by, subject to certain exceptions, the capital stock of certain of our subsidiaries, certain intercompany debt and the tangible and other intangible assets of us and certain of our subsidiaries.

The Credit Agreement contains customary affirmative and negative covenants (which are in some cases subject to certain exceptions), including, but not limited to, restrictions on the ability to incur additional indebtedness, create liens, make certain investments, make certain dividends and related distributions, prepay certain debt, engage in affiliate transactions, enter into, or undertake, certain liquidations, mergers, consolidations or acquisitions, amend the organizational documents and dispose of assets or subsidiaries. In addition, the Credit Agreement requires us to maintain a certain secured net leverage ratio, ratio of earnings before interest taxes depreciation and amortization (“EBITDA”) to fixed charges and ratio of total indebtedness to gross asset value, in each case on a consolidated basis. Notwithstanding the limitations set forth above, we will be permitted, subject to the terms and conditions of the Credit Agreement, to distribute to our shareholders cash dividends in an amount not to exceed 95% of our adjusted funds from operations for any period.

The Credit Agreement contains customary events of default (which are in some cases subject to certain exceptions, thresholds, notice requirements and grace periods), including, but not limited to, nonpayment of principal or interest, failure to perform or observe covenants, breaches of representations and warranties, cross-defaults with certain other indebtedness, certain bankruptcy-related events or proceedings, final monetary judgments or orders, ERISA defaults, certain change of control events and loss of REIT status following a REIT election by us.

As of December 31, 2012, there were no borrowings on the Credit Agreement.

We pay commitment fees for the unused amount of borrowings on the Credit Agreement and letter of credit fees on any outstanding letters of credit. The commitment fees are equal to 0.50% of the actual daily amount by which the aggregate revolving commitments exceed the sum of outstanding revolving loans and letter of credit obligations. Commitment fees related to the Credit Agreement were immaterial in 2012.

Capital lease obligations—We use leasing as a source of financing for certain of our data center facilities and related equipment. We currently operate six data center facilities recognized as capital leases. We have options to extend the initial lease term on all these leases and options to purchase the facility for one of these leases. Interest expense on capital lease obligations was $7.4 million, $5.4 million and $4.3 million in 2012, 2011 and 2010, respectively.

Related party note due on demand—Prior to November 20, 2012, we participated in CBI’s centralized cash management program. On a daily basis, all excess cash was transferred to CBI’s corporate cash accounts. Likewise, substantially all funds to finance our operations and capital expenditures were funded by CBI. Advances and borrowings between affiliates were governed by an intercompany cash management note. Borrowings were unsecured. On November 20, 2012, we repaid $80 million on this note and the remaining amount outstanding was not contributed to CyrusOne LP.

Effective November 19, 2010, all advances/borrowings bear interest at the average 30-day Eurodollar rate for the calendar month plus the applicable credit spread for Eurodollar rate borrowings charged for CBI’s revolving line of credit. Prior to this date, the interest rate applied to such advances and borrowings was CBI’s short-term borrowing rate. The average rate earned or charged was 5.0% in 2012, 5.0% in 2011 and 4.2% in 2010.

Related party note due 2018—On December 31, 2010, the Predecessor funded a distribution to CBI by issuing a note payable to CBI for $400 million (see further discussion of the distribution in Note 10). This note bore interest at 7.25% and matured in 2018. Interest was settled on a monthly basis through CBI’s centralized cash management system. On November 20, 2012, this note was repaid in full.

6  3/8% Senior Notes due 2022—On November 20, 2012, CyrusOne LP and CyrusOne Finance Corp. (the “Issuers”) issued $525 million of 6 3/8% Senior Notes due 2022 (“Senior Notes”). The Senior Notes are senior unsecured obligations of the Issuers, which rank equally in right of payment with all existing and future unsecured senior debt of the Issuers. The Senior Notes are effectively subordinated to all existing and future secured indebtedness of the Issuers to the extent of the value of the assets securing such indebtedness. The Senior Notes are guaranteed on a joint and several basis by CyrusOne Inc., CyrusOne GP, and each of CyrusOne LP’s existing and future domestic wholly-owned subsidiaries, subject to certain exceptions. Each such guarantee is a senior unsecured obligation of the applicable guarantor, ranking equally with all existing and future unsecured senior debt of such guarantor and effectively subordinated to all existing and future secured indebtedness of such guarantor to the extent of the value of the assets securing that indebtedness. The Senior Notes are structurally subordinated to all liabilities (including trade payables) of each subsidiary of the Issuer that does not guarantee the Senior Notes. The Senior Notes bear interest at a rate of 6 3/8% per annum, payable semi-annually on May 15 and November 15 of each year, beginning on May 15, 2013, to persons who are registered holders of the Senior Notes on the immediately preceding May 1 and November 1, respectively.

The indenture governing the 6 3/8% Senior Notes limits the ability of the CyrusOne LP and its restricted subsidiaries to incur indebtedness, encumber their assets, enter into sale and leaseback transactions, make restricted payments, create dividend restrictions and other payment restrictions that affect the CyrusOne LP’s restricted subsidiaries, permit restricted subsidiaries to guarantee certain indebtedness, enter into transactions with affiliates, sell assets and engage in certain business activities, in each case subject to certain qualifications set forth in the indenture.

The Senior Notes will mature on November 15, 2022. However, prior to November 15, 2017, the Issuers may, at their option, redeem some or all of the Senior Notes at a redemption price equal to 100% of the principal amount of the Senior Notes, together with accrued and unpaid interest, if any, plus a “make-whole” premium. On or after November 15, 2017, the Issuers may, at our option, redeem some or all of the 6 3/8% Senior Notes at any time at declining redemption prices equal to (i) 103.188% beginning on November 15, 2017, (ii) 102.125% beginning on November 15, 2018, (iii) 101.063% beginning on November 15, 2019 and (iv) 100.000% beginning on November 15, 2020 and thereafter, plus, in each case, accrued and unpaid interest, if any, to the applicable redemption date. In addition, before November 15, 2015, and subject to certain conditions, the Issuers may, at their option, redeem up to 35% of the aggregate principal amount of the Senior Notes with the net proceeds of certain equity offerings at 106.375% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of redemption; provided that (i) at least 65% of the aggregate principal amount of the Senior Notes remains outstanding and (ii) the redemption occurs within 90 days of the closing of any such equity offering.

Other financing arrangements—Other financing arrangements represents leases of real estate in which we are involved in the construction of structural improvements to develop buildings into data centers. When we bear substantially all the construction period risk, such as managing or funding construction, we are deemed to be the accounting owner of the leased property and, at the lease inception date, we are required to record at fair value the property and associated liability on our balance sheet. These transactions generally do not qualify for sale-leaseback accounting due to our continued involvement in these data center operations.

In 2011, we terminated the financing obligation for one of these facilities by purchasing the property from the former lessor. The Predecessor recognized a loss on extinguishment of debt of $1.4 million upon the termination of this arrangement.

The following table summarizes our annual minimum payments associated with our other financing arrangements for the five years subsequent to December 31, 2012 and thereafter:

(dollars in millions)
2013	$6.0
2014	6.4
2015	6.6
2016	6.7
2017	6.9
Thereafter	42.3

Total financing arrangements	$74.9

The following table summarizes annual principal maturities of our of 6 3/8% Senior Notes due 2022 and capital leases for the five years subsequent to December 31, 2012, and thereafter:

(dollars in millions)	Capital leases	Long term debt	Total Debt
2013	$6.3	$—	$6.3
2014	4.0	—	4.0
2015	3.5	—	3.5
2016	3.8	—	3.8
2017	2.6	—	2.6
Thereafter	12.0	525.0	537.0

Total debt	$32.2	$525.0	$557.2

Deferred financing costs—Deferred financing costs are costs incurred in connection with obtaining long-term financing. In 2012, deferred financing costs were incurred in connection with the issuance of the 6 3/8% Senior Notes due 2022. As of December 31, 2012, deferred financing costs totaled $16.9 million. There were no deferred financing costs as of December 31, 2011. Deferred financing costs are amortized over the term of the related indebtedness or credit agreement. Amortization of deferred financing costs, included in interest expense in the Combined Statements of Operations, totaled $0.3 million in 2012 with no such costs in 2011 and 2010.

Debt covenants

The indenture governing the Senior Notes contains affirmative and negative covenants customarily found in indebtedness of this type, including a number of covenants that, among other things, restrict, subject to certain exceptions, the Company’s ability to: incur secured or unsecured indebtedness; pay dividends or distributions on its equity interests, or redeem or repurchase equity interests of the Company; make certain investments or other restricted payments; enter into transactions with affiliates; enter into agreements limiting the ability of the operating partnership’s subsidiaries to pay dividends or make certain transfers and other payments to the operating partnership or to other subsidiaries; sell assets; and merge, consolidate or transfer all or substantially all of the operating partnership’s assets. Notwithstanding the foregoing, the covenants contained in the indenture do not restrict the Company’s ability to pay dividends or distributions to stockholders to the extent (i) no default or event of default exists or is continuing under the indenture and (ii) the Company believes in good faith that we qualify as a REIT under the Internal Revenue Code and the payment of such dividend or distribution is necessary either to maintain its status as a REIT or to enable it to avoid payment of any tax that could be avoided by reason of such dividend or distribution. The Company and its subsidiaries are also required to maintain total unencumbered assets of at least 150% of their unsecured debt on a consolidated basis, provided that for the purposes of such calculation their revolving credit facility shall be treated as unsecured indebtedness.

The Credit Agreement requires us to maintain a certain secured net leverage ratio, ratio of EBITDA to fixed charges and ratio of total indebtedness to gross asset value, in each case on a consolidated basis. Notwithstanding these limitations, we will be permitted, subject to the terms and conditions of the Credit Agreement, to distribute to our shareholders cash dividends in an amount not to exceed 95% of our adjusted funds from operations for any period. Similarly, our indenture permits dividends and distributions necessary for us to maintain our status as a real estate investment trust.

The Company’s most restrictive covenants are generally included in its Credit Agreement. In order to continue to have access to the amounts available to it under the Credit Agreement, the Company must remain in compliance with all covenants.